Pre-tax earnings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre Tax Earnings [Line Items]
Total Pre-Tax (Loss) Earnings	$ 363,038	$ (3,851,892)